Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$62,759	$33,521	$33,585	$33,821	$12,274	$155,106	$331,066
Gas supply and service agreements (ii)	101,406	75,482	49,328	44,286	26,887	176,535	473,924
Service agreements	65,230	59,641	58,356	54,953	50,181	347,546	635,907
Capital projects	85,130	—	—	—	—	—	85,130
Land easements	12,913	13,048	13,212	13,398	13,561	471,755	537,887
Total	$327,438	$181,692	$154,481	$146,458	$102,903	$1,150,942	$2,063,914
(i)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2021. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(ii)    Gas supply and service agreements: AQN’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.